STOCKHOLDER'S EQUITY (Details) - $ / shares	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019	Jun. 30, 2018
Stockholder's Equity (Details) [Line Items]
Preferred stock, shares authorized	87,355,585	87,355,585	87,355,585
Preferred stock par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in Shares)	150,000,000	150,000,000	150,000,000
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued (in Shares)	47,340,305	47,895,715	47,000,134
Common stock, shares outstanding (in Shares)	47,340,305	47,772,888	47,000,134
Northern Genesis Acquisition Corp II [Member]
Stockholder's Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)	10,350,000	10,350,000
Common stock, shares outstanding (in Shares)	10,350,000	10,350,000
Exercise Price	$ 1.50	$ 1.50
Common stock equals or exceeds per share	$ 18.00
Total equity proceeds, percentage	60.00%	60.00%
Business combination market value per share	$ 9.20	$ 9.20
Market value, percentage	180.00%	180.00%
Redemption trigger price per share	$ 18.00	$ 18.00
Business Combination [Member] | Northern Genesis Acquisition Corp II [Member]
Stockholder's Equity (Details) [Line Items]
Business combination issue price or effective issue price per share	$ 9.20
Common Stock | Northern Genesis Acquisition Corp II [Member]
Stockholder's Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares issued (in Shares)	10,350,000
Common stock, shares outstanding (in Shares)	10,350,000
Warrant [Member] | Northern Genesis Acquisition Corp II [Member]
Stockholder's Equity (Details) [Line Items]
Exercise Price	$ 0.01	$ 0.01
Market value, percentage	115.00%	115.00%